Other Non-Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Non-Current Assets
Advances to suppliers - non-current	€ 895	€ 689
Longterm deposit accounts	700	1,745	€ 1,698
Accrued income	65
Security deposits	8	8	8
Other noncurrent assets	€ 1,668	€ 2,442	€ 1,706